FINANCE COSTS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Interest on lease liabilities	$ 1,161,746	$ 702,423	$ 2,352,235	$ 738,848
Accretion expense	3,047,934	0	6,074,007	0
Financing cost	883,351	327,914	1,145,519	763,126
Other	(116,857)	(236,634)	(642,657)	(334,565)
Finance costs	12,292,088	2,001,084	22,909,829	3,421,438
Borrowing costs capitalised	432,880	1,428,975	$ 747,919	$ 3,147,686
Capitalisation rate of borrowing costs eligible for capitalisation (as a percent)			8.11%	6.67%
Interest On Long-Term Debt and Other Debts
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised	342,364	1,003,249	$ 589,689	$ 1,759,482
Interest On Lease Liability
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised	$ 90,516	$ 425,726	158,230	1,388,204
Minimum
Disclosure of detailed information about borrowings [line items]
Capitalisation rate of borrowing costs eligible for capitalisation (as a percent)	8.18%	6.80%
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Interest on long-term debt and other debts	$ 7,315,914	$ 1,207,381	$ 13,980,725	$ 2,254,029